Financial Liabilities at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Current financial liabilities at fair value through profit or loss [abstract]
Summary of Financial Liabilities At Fair Value Through Profit Or Loss
20.1 Details of financial liabilities at fair value through profit or loss and financial liabilities designated at fair value through profit or loss as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Financial liabilities at fair value through profit or loss
Borrowed securities sold	￦	2,860,034	￦	2,558,520
Others		93,438		159,212

		2,953,472		2,717,732

Financial liabilities designated at fair value through profit or loss
Derivative-linked securities		7,966,963		8,002,499

		7,966,963		8,002,499

	￦	10,920,435	￦	10,720,231

Summary of Difference Between Carrying Amount And Contractually Required to Pay at Maturity Of Financial Liabilities Designated At Fair Value Through Profit Or Loss Explanatory
20.2 Difference between the amount contractually required to pay at maturity and carrying amount of financial liabilities designated at fair value through profit or loss as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Amount contractually required to pay at maturity	￦	7,871,014	￦	7,947,236
Carrying amount		7,966,963		8,002,499

Difference	￦	(95,949)	￦	(55,263)